FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	$ 1,216,675		$ 1,046,835
Other financial assets, current	503,515	[1]	101,138	[2]
Trade and others accounts receivable, current	1,008,109		881,770
Accounts receivable from related entities, current	19,523		724
Other financial assets, non current	15,517		15,622
Accounts receivable, non current	12,743		12,201
Total	2,776,082		2,058,290
Other financial liabilities, current	802,841		4,453,451
Trade and others accounts payable, current	1,627,992		4,839,251
Accounts payable to related entities, current	12		661,602
Other financial liabilities, non-current	5,979,039		5,948,702
Accounts payable to related entities, non-current			472,426
Accounts payable, non-current	326,284
Total	8,736,168		16,375,432
Measured at amortized cost [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	1,121,223		1,020,810
Other financial assets, current	481,637	[1]	83,150	[2]
Trade and others accounts receivable, current	1,008,109		881,770
Accounts receivable from related entities, current	19,523		724
Other financial assets, non current	15,517		15,622
Accounts receivable, non current	12,743		12,201
Total	2,658,752		2,014,277
Other financial liabilities, current	802,841		4,447,780
Trade and others accounts payable, current	1,627,992		4,839,251
Accounts payable to related entities, current	12		661,602
Other financial liabilities, non-current	5,979,039		5,948,702
Accounts payable to related entities, non-current			472,426
Accounts payable, non-current	326,284
Total	8,736,168		16,369,761
At fair value with changes in results [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	95,452		26,025
Other financial assets, current	277	[1]	347	[2]
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	95,729		26,372
Other financial liabilities, current			2,937
Trade and others accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non-current
Accounts payable to related entities, non-current
Accounts payable, non-current
Total			2,937
Hedge derivatives [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents
Other financial assets, current	21,601	[1]	17,641	[2]
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	21,601		17,641
Other financial liabilities, current			2,734
Trade and others accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non-current
Accounts payable to related entities, non-current
Accounts payable, non-current
Total			$ 2,734

[1]	The amount presented as at fair value with changes in the results corresponds mainly to private investment funds. The amount presented as measured at amortized cost relates to ThUS$340,008 of funds delivered as restricted advances (as described in Note 11) and guarantees.
[2]	The amount presented as at fair value with changes in results corresponds mainly to private investment funds. The amount presented as measured at amortized cost relates to guarantees.